Investment Objectives and Goals	Aug. 01, 2026
GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	GQG Partners Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG Partners Emerging Markets Equity Fund (the “Emerging Markets Equity Fund” or the “Fund”) seeks long-term capital appreciation.
GQG Partners US Select Quality Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	GQG Partners US Select Quality Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG Partners US Select Quality Equity Fund (the “US Select Quality Equity Fund” or the “Fund”) seeks long-term capital appreciation.
GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	GQG Partners Global Quality Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG Partners Global Quality Equity Fund (the “Global Quality Equity Fund” or the “Fund”) seeks long-term capital appreciation.
GQG Partners International Quality Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	GQG Partners International Quality Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG Partners International Quality Value Fund (the “International Quality Value Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
GQG Partners US Quality Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	GQG Partners US Quality Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG Partners US Quality Value Fund (the “US Quality Value Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	GQG Partners Global Quality Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG Partners Global Quality Value Fund (the “Global Quality Value Fund” or the “Fund”) seeks long-term capital appreciation and dividend income.
GQG US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	GQG US Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GQG US Equity ETF (the “Fund”) seeks long-term capital appreciation.